Stockholders' Equity - Summary of Stock Option Transactions (Detail) - Stock Options [Member] - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Shares Available for Grant
Options Available, Beginning balance	6,149	606,061
Options Available, Additional shares authorized	560,717	270,764
Options Available, Amendment to plan to authorize additional shares	1,500,000
Options Available, Exercised	0
Options Available, Granted	(1,339,259)	(955,713)
Options Available, Canceled/Forfeited	231,249	85,037
Options Available, Ending balance	958,856	6,149
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning balance	1,858,839	1,072,011
Options granted	1,339,259	955,713
Options exercised	(58,419)	(83,848)
Options canceled/forfeited	(231,249)	(85,037)
Ending balance	2,908,430	1,858,839
Weighted-Average Exercise Price per Share
Beginning balance (in dollars per share)	$ 4.82	$ 6.34
Options granted (in dollars per share)	1.36	3.08
Options exercised (in dollars per share)	1.20	3.50
Options canceled/forfeited (in dollars per share)	3.09	5.03
Ending balance (in dollars per share)	$ 3.42	$ 4.82
Weighted Average Remaining Contractual Term
Options outstanding at end of period	8 years 5 months 23 days	8 years 9 months
Options vested at end of period	8 years 1 month 17 days
Options vested and expected to vest at end of period	8 years 5 months 23 days
Options vested at end of period (shares)	1,450,033
Options vested at end of period (in dollars per share)	$ 4.12
Options vested and expected to vest at end of period (shares)	2,908,430
Options vested and expected to vest at end of period (in dollars per share)	$ 3.42